Loans (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Loan Losses
Beginning balance	$ 9,908,000	$ 6,680,000	$ 6,445,000
Charge-offs	(542,000)	(1,414,000)	(1,076,000)
Recoveries		383,000	448,000
Provision	(863,000)	4,259,000	863,000
Ending balance		9,908,000	6,680,000
Allowance for loan losses, Ending balance: individually evaluated for impairments		857,000	937,000
Allowance for loan losses, Ending balance: collectively evaluated for impairments		9,051,000	5,743,000
Allowance for loan losses, Ending balance		9,908,000	6,680,000
Loans, Ending balance: individually evaluated for impairments		15,248,000	16,063,000
Loans, Ending balance: collectively evaluated for impairments		933,391,000	833,811,000
Loans, Ending balance		948,639,000	849,874,000
Consumer And All Other Loans
Allowance for Loan Losses
Beginning balance	128,000	138,000	161,000
Charge-offs	(380,000)	(434,000)	(623,000)
Recoveries	139,000	173,000	205,000
Provision	223,000	151,000	395,000
Ending balance	110,000	128,000	138,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	0	0	0
Allowance for loan losses, Ending balance: collectively evaluated for impairments	110,000	128,000	138,000
Allowance for loan losses, Ending balance	110,000	128,000	138,000
Loans, Ending balance: individually evaluated for impairments	0	0	0
Loans, Ending balance: collectively evaluated for impairments	11,676,000	10,861,000	16,369,000
Loans, Ending balance	11,676,000	10,861,000	16,369,000
Unallocated
Allowance for Loan Losses
Beginning balance	2,010,000	1,388,000	982,000
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	70,000	622,000	406,000
Ending balance	2,080,000	2,010,000	1,388,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	0	0	0
Allowance for loan losses, Ending balance: collectively evaluated for impairments	2,080,000	2,010,000	1,388,000
Allowance for loan losses, Ending balance	2,080,000	2,010,000	1,388,000
Loans, Ending balance: individually evaluated for impairments	0	0	0
Loans, Ending balance: collectively evaluated for impairments	0	0	0
Loans, Ending balance	0	0	0
Commercial loans (not secured by real estate)
Allowance for Loan Losses
Beginning balance	1,345,000	688,000	626,000
Charge-offs	(293,000)	(903,000)	(389,000)
Recoveries	786,000	34,000	83,000
Provision	(1,127,000)	1,526,000	368,000
Ending balance	711,000	1,345,000	688,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	0	0	0
Allowance for loan losses, Ending balance: collectively evaluated for impairments	711,000	1,345,000	688,000
Allowance for loan losses, Ending balance	711,000	1,345,000	688,000
Loans, Ending balance: individually evaluated for impairments		212,000	92,000
Loans, Ending balance: collectively evaluated for impairments	49,000	161,528,000	100,171,000
Loans, Ending balance	91,123,000	161,740,000	100,263,000
Commercial
Allowance for Loan Losses
Beginning balance	2,212,000	1,305,000	1,278,000
Charge-offs	0	(7,000)	(1)
Recoveries	52,000	70,000	49,000
Provision	(30,000)	844,000	(21,000)
Ending balance	2,234,000	2,212,000	1,305,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	7,000	8,000	4,000
Allowance for loan losses, Ending balance: collectively evaluated for impairments	2,227,000	2,204,000	1,301,000
Allowance for loan losses, Ending balance	2,234,000	2,212,000	1,305,000
Loans, Ending balance: individually evaluated for impairments	336,404,000	2,118,000	1,365,000
Loans, Ending balance: collectively evaluated for impairments	1,437,000	330,853,000	289,890,000
Loans, Ending balance	337,841,000	332,971,000	291,255,000
Single-Family Residential [Member]
Allowance for Loan Losses
Beginning balance	1,843,000	1,274,000	1,325,000
Charge-offs	(89)	(65,000)	(42)
Recoveries	271,000	70,000	66,000
Provision	(12,000)	564,000	(75,000)
Ending balance	2,013,000	1,843,000	1,274,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	57,000	4,000	6,000
Allowance for loan losses, Ending balance: collectively evaluated for impairments	1,956,000	1,839,000	1,268,000
Allowance for loan losses, Ending balance	2,013,000	1,843,000	1,274,000
Loans, Ending balance: individually evaluated for impairments	264,478,000	1,558,000	1,697,000
Loans, Ending balance: collectively evaluated for impairments	1,633,000	270,767,000	267,778,000
Loans, Ending balance	266,111,000	272,325,000	269,475,000
Construction and Land Development
Allowance for Loan Losses
Beginning balance	1,196,000	694,000	813,000
Charge-offs	0	(5,000)	(21)
Recoveries	121,000	36,000	45,000
Provision	(124,000)	471,000	(143,000)
Ending balance	1,193,000	1,196,000	694,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	1,000	1,000	2,000
Allowance for loan losses, Ending balance: collectively evaluated for impairments	1,192,000	1,195,000	692,000
Allowance for loan losses, Ending balance	1,193,000	196,000	694,000
Loans, Ending balance: individually evaluated for impairments	95,754,000	7,000	10,000
Loans, Ending balance: collectively evaluated for impairments	6,000	94,117,000	92,586,000
Loans, Ending balance	95,760,000	94,124,000	92,596,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Allowance for Loan Losses
Beginning balance	1,052,000	1,073,000	1,177,000
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(188,000)	(21,000)	(104,000)
Ending balance	864,000	1,052,000	1,073,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	672,000	844,000	925,000
Allowance for loan losses, Ending balance: collectively evaluated for impairments	192,000	208,000	148,000
Allowance for loan losses, Ending balance	864,000	1,052,000	1,073,000
Loans, Ending balance: individually evaluated for impairments	13,352,000	11,353,000	12,899,000
Loans, Ending balance: collectively evaluated for impairments	9,795,000	15,530,000	17,894,000
Loans, Ending balance	23,147,000	26,883,000	30,793,000
Multifamily and Farmland
Allowance for Loan Losses
Beginning balance	122,000	120,000	83,000
Charge-offs	0	0	0
Recoveries	3,000	0	0
Provision	25,000	2,000	37,000
Ending balance	150,000	122,000	120,000
Allowance for loan losses, Ending balance: individually evaluated for impairments	0	0	0
Allowance for loan losses, Ending balance: collectively evaluated for impairments	150,000	122,000	120,000
Allowance for loan losses, Ending balance	150,000	122,000	120,000
Loans, Ending balance: individually evaluated for impairments	0	0	0
Loans, Ending balance: collectively evaluated for impairments	58,366,000	48,880,000	48,090,000
Loans, Ending balance	58,366,000	48,880,000	48,090,000
Farm Loans (Not Secured by Real Estate)
Allowance for Loan Losses
Beginning balance	0	0	0
Charge-offs		0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Allowance for loan losses, Ending balance: individually evaluated for impairments	0	0	0
Allowance for loan losses, Ending balance: collectively evaluated for impairments	0	0	0
Allowance for loan losses, Ending balance	0	0	0
Loans, Ending balance: individually evaluated for impairments	0	0	0
Loans, Ending balance: collectively evaluated for impairments	796	855	1,033
Loans, Ending balance	$ 796,000	$ 855,000	$ 1,033,000